Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Total provision for asset retirement obligations	₱ 2,000	₱ 1,767	₱ 1,656
Accrual of capital expenditures under long-term financing	1,542	2,118
Noncurrent portion of contract liabilities and unearned revenues	976	604
Others	150	68
Deferred credits and non other liabilities	₱ 4,668	₱ 4,557